OPERATING LEASE	6 Months Ended
Mar. 31, 2023
Leases [Abstract]
OPERATING LEASE
7.
OPERATING LEASE

The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords. Since all the benefits and risks incidental to ownership remains with the landlord, the Group determines that these arrangements are operating leases. The Group typically negotiates a rent-free period of one – two months per year and locks in a fixed rent for the first three years and approximately 5% annual, non-compounding increase for the rest of the lease period. As such, typically all leases with landlords contain rent holidays and fixed escalations of rental payments during the lease term. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Group recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Group records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The apartment leases also require the Group to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the condensed consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Group records operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of September 30,	As of March 31,
	2022	2023
Right of use assets	—	417,556

Operating lease liabilities, current	—	228,655
Operating lease liabilities, noncurrent	—	188,901
Total operating lease liabilities	—	417,556

Other information about the Company’s leases is as follows:

	For the Six Months Ended March 31,
	2022	2023
Weighted average remaining lease term (years)	—	2.36
Weighted average discount rate	—	4.47%

Operating lease expenses were RMB 300,668 and RMB 172,046, respectively, for the six months ended March 31, 2022 and 2023, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2023:

March 31,
2023
For the six months ending September 30, 2023	136,507
For the year ending September 30, 2024	175,537
For the year ending September 30, 2025	72,950
For the year ending September 30, 2026	26,765
For the year ending September 30, 2027	14,500
For the year ending September 30, 2028 and thereafter	17,968
Total lease payments	444,227
Less: Imputed interest	(26,671)
Present value of lease liabilities	417,556